18. Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Balance, beginning of year	$ 14,121,486	$ 14,017,551
New loans to existing Principal Officers/Directors	6,181,507	11,862,375
Retirement/Resignation of Director	(6,876,144)	0
Repayment	(6,069,943)	(11,758,440)
Balance, end of year	$ 7,356,906	$ 14,121,486